Credit Facilities and Guarantees (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Jan. 22, 2014	Jun. 29, 2014
STRATTEC Credit Facility
Credit Facilities And Guarantees Textual [Abstract]
Secured revolving credit facility		$ 25,000,000
Expiry date of credit facility		Aug. 01, 2016
Interest rate on borrowings under the credit facility		London Interbank Offering Rate (“LIBOR”) plus 1.0 percent or the bank’s prime rate.
Interest rate – percentage points added to LIBOR – on borrowings under credit facility		1.00%
ADAC-STRATTEC Credit Facility
Credit Facilities And Guarantees Textual [Abstract]
Secured revolving credit facility		$ 5,000,000
Expiry date of credit facility		Aug. 01, 2016
Interest rate on borrowings under the credit facility	LIBOR plus 1.75 percent or the bank’s prime rate.	LIBOR plus 1.0 percent or the bank’s prime rate.
Interest rate – percentage points added to LIBOR – on borrowings under credit facility	1.75%	1.00%